Consolidated Statements of Changes in Shareholders' Equity (Deficit) - USD ($) $ in Thousands	Share capital [Member]		Share premium [Member]		Foreign currency translation reserve [Member]	Accumulated deficit [Member]	Total
Balance at Dec. 31, 2018	$ 75		$ 139,637		$ (25)	$ (130,715)	$ 8,972
Net Profit (loss)	0		0		0	4,955	4,955
Other comprehensive income (loss)	0		0		8	0	8
Total comprehensive income (loss)	0		0		8	4,955	4,963
Exercise of options		[1]			0	0		[1]
Share-based compensation	0		1,234		0	0	1,234
Balance at Dec. 31, 2019	75		140,871		(17)	(125,760)	15,169
Net Profit (loss)	0		0		0	(9,196)	(9,196)
Other comprehensive income (loss)	0		0		(23)	0	(23)
Total comprehensive income (loss)	0		0		(23)	(9,196)	(9,219)
Exercise of options		[1]		[1]	0	0		[1]
Share-based compensation	0		1,322		0	0	1,322
Balance at Dec. 31, 2020	75		142,193		(40)	(134,956)	7,272
Net Profit (loss)	0		0		0	(13,551)	(13,551)
Other comprehensive income (loss)	0		0		21	0	21
Total comprehensive income (loss)	0		0		21	(13,551)	(13,530)
Exercise of options		[1]	3		0	0	3
Share-based compensation	0		1,673		0	0	1,673
Balance at Dec. 31, 2021	$ 75		$ 143,869		$ (19)	$ (148,507)	$ (4,582)

[1]	Represents an amount lower than $1.